DISCONTINUED OPERATION - Condensed cash flows of professional education business (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 CNY (¥)
DISCONTINUED OPERATION
Net cash used in operating activities	¥ (16,514)	$ (2,272)	¥ (42,773)
Net cash provided by / (used in) investing activities	(1,835)	(253)	97,174
Net cash used in financing activities	(7,792)	$ (1,072)	(22,000)
IT Professional Education | Divestiture
DISCONTINUED OPERATION
Net cash used in operating activities	(16,514)		(42,773)
Net cash provided by / (used in) investing activities	(1,835)		97,174
Net cash used in financing activities	¥ (7,792)		¥ (22,000)